John Hancock Disciplined Global Long Short Fund Annual Fund Operating Expenses - Class A C I R6 [Member] - John Hancock Disciplined Global Long Short Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.39%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	1.98%	[2]
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	1.91%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.39%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.26%	[4]
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	2.73%	[2]
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	2.66%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.39%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	1.73%	[2]
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	1.66%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.39%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	1.63%	[2]
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	1.56%

[1]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[2]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 1.47% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, (i) short dividend expense, and (j) contingent tax reclaim recovery expenses. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.